Exploration and Evaluation Assets (Tables)	12 Months Ended
Mar. 31, 2024
Exploration and Evaluation Assets [Abstract]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position	Exploration and evaluation assets deferred to the statements of financial position at March 31, 2024 and 2023 are as follows:
	March 31, 2023	Additions	Recovery	Write-off	March 31, 2024
Abitibi Lithium	$1,767,000	$-	$-	$-	$1,767,000
Augustus Lithium	593,290	-	-	-	593,290
Canadian Lithium	228,881	-	-	-	228,881
Cosgrave Lithium	-	104,750	-	-	104,750
Electron Lithium	650,405	-	-	-	650,405
Jubilee Lithium	20,000	30,000	-	(50,000)	-
Kokanee Creek	932,125	-	-	-	932,125
McNeely	820,000	-	-	-	820,000
North Spirit	442,105	-	-	(442,105)	-
Rose West Lithium	884,000	-	-	-	884,000
Rose East Lithium	900,000	75,000	-	-	975,000
Titan Gold	178,500	-	-	(178,500)	-
Trix Lithium	75,000	4,166	-	(79,166)	-
	$7,491,306	$213,916	$-	$(749,771)	$6,955,451
	March 31,				March 31,
	2022	Additions	Recovery	Write-off	2023
Abitibi Lithium	$1,767,000	$-	$-	$-	$1,767,000
Augustus Lithium	335,000	258,290	-	-	593,290
Canadian Lithium	176,250	52,631	-	-	228,881
Electron Lithium	981,250	200,000	(530,845)	-	650,405
Falcon Lake	50,000	107,500	(157,500)	-	-
Gaspésie Peninsula	-	288,500	-	(288,500)	-
Jubilee Lithium	-	20,000	-	-	20,000
Kokanee Creek	932,125	-	-	-	932,125
McNeely	820,000	-	-	-	820,000
North Spirit	-	442,105	-	-	442,105
Red Lake	792,750	-	-	(792,750)	-
Rose West Lithium	-	884,000	-	-	884,000
Rose East Lithium	-	900,000	-	-	900,000
Titan Gold	150,500	28,000	-	-	178,500
Trix Lithium	-	75,000	-	-	75,000
	$6,004,875	$3,256,026	$(688,345)	$(1,081,250)	$7,491,306

Schedule of Option Payments	Under the terms of the Jubilee Lithium Agreement, the Company had acquired a 100% interest in the property by completing the following option payments:
Due Dates	Option payments ($)
December 1, 2024 (paid)	20,000
December 1, 2025 (paid)	30,000

Schedule of Common Share Issuances	Under the terms of the Pontax West Lithium Agreement, the Company has the option to acquire a 100% interest in the property by completing the following common share issuances:
Due Dates	Issuance of FE Battery common shares
On signing	1,500,000
October 13, 2024	2,000,000
October 13, 2025	2,500,000
Under the terms of the Rose East Lithium Agreement, the Company has the option to acquire a 100% interest in the property by completing the following option payments:
Due Dates	Issuance of FE Battery common shares
March 4, 2023 (issued)	1,500,000
March 4, 2024	1,500,000

Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss	Exploration and evaluation expenditures recorded in the statements of loss and comprehensive loss for the year ended March 31, 2024, 2023 and 2022 are as follows:
Year ended March 31, 2024	Assay and sampling	Drilling and mobilization	Field expenditures	Geological Consulting	Geological and Technical Services	Land claims and property taxes	Total March 31, 2024
Ontario
Trix Lithium	$-	$-	$45,000	$65,050	$-	$-	$110,050
Quebec
Augustus Lithium	98,566	907,763	366,970	228,700	506,769	13,087	2,121,855
Pontax West Lithium	-	-	-	181,000	-	-	181,000
Rose West Lithium	-	-	-	72,600	-	-	72,600
Rose East Lithium	-	-	-	88,200	-	-	88,200
General Exploration	-	-	-	-	9,700	-	9,700
Total	$98,566	$907,763	$411,970	$635,550	$516,469	$13,087	$2,583,405
					Geological
					and	Land claims	Total
Year ended	Assay and	Drilling and	Field	Geological	Technical	and property	March 31,
March 31, 2023	sampling	mobilization	expenditures	Consulting	Services	taxes	2023
Ontario
Jubilee Lithium	$-	$-	$-	$29,465	$34,830	$-	$64,295
Trix Lithium	7,000	-	-	25,750	-	-	32,750
Quebec
Titan Gold	36,450	-	32,400	20,250	-	-	89,100
Augustus Lithium	20,634	733,741	216,690	176,850	326,948	-	1,474,863
General Exploration	8,401	-	2,214	149,050	-	-	159,665
Total	$72,485	$733,741	$251,304	$401,365	$361,778	$-	$1,820,673
Year ended March 31, 2022	Assay and sampling	Drilling and mobilization	Field expenditures	Geological Consulting	Geological and Technical Services	Land claims and property taxes	Total March 31, 2022
British Columbia
Kokanee Creek Ontario	$-	$-	$17,000	$47,500	$10,000	$-	$74,500
Phyllis Cobalt Quebec	9,797	11,250	-	-	-	-	21,047
Titan Gold	-	-	-	75	-	-	75
Augustus Lithium	115,584	822,454	208,742	280,223	73,665	1,593	1,502,261
General Exploration	-	-	-	11,238	-	-	11,238
Total	$125,381	$833,704	$225,742	$339,036	$83,665	$1,593	$1,609,121